EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Schedule of Amounts Recognized in Balance Sheet and Income Statement [Table Text Block]
The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income related to the Company's pension plan:

	December 31,
(Dollars in thousands)	2019	2018
Change in benefit obligation
Benefit obligation at beginning of year	$68,286	$71,154
Service cost	6,591	6,501
Interest cost	2,778	2,394
Actuarial (gain) loss	6,848	(4,032)
Benefits paid, excluding settlement	(9,459)	(7,731)
Benefit obligation at end of year	75,044	68,286

Change in plan assets
Fair value of plan assets at beginning of year	130,078	144,349
Actual return on plan assets	21,197	(6,540)
Benefits paid, excluding settlement	(9,459)	(7,731)
Fair value of plan assets at end of year	141,816	130,078

Amounts recognized in the Consolidated Balance Sheets
Assets	66,772	61,792
Liabilities	0	0
Net amount recognized	$66,772	$61,792

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$37,278	$43,711
Net prior service cost	(1,095)	(1,508)
Deferred tax assets	(8,242)	(9,613)
Net amount recognized	$27,941	$32,590

Change in accumulated other comprehensive income (loss)	$(4,649)	$12,959

Accumulated benefit obligation	$74,424	$66,320

Schedule of Components of Net Periodic Benefit Cost [Table Text Block]
The components of net periodic benefit cost are shown in the table that follows:

	December 31,
(Dollars in thousands)	2019	2018	2017
Service cost	$6,591	$6,501	$4,894
Interest cost	2,778	2,394	2,325
Expected return on assets	(9,718)	(9,811)	(9,358)
Amortization of prior service cost	(413)	(413)	(413)
Recognized net actuarial loss	1,803	2,188	1,924
Net periodic benefit (income) cost	1,041	859	(628)

Other changes recognized in accumulated other comprehensive income (loss)
Net actuarial (gain) loss	(4,630)	12,319	(2,775)
Prior service cost	0	0	0
Amortization of prior service cost	413	413	413
Amortization of gain	(1,803)	(2,188)	(1,924)
Total recognized in accumulated other comprehensive income (loss)	(6,020)	10,544	(4,286)
Total recognized in net periodic benefit cost and accumulated other comprehensive income (loss)	$(4,979)	$11,403	$(4,914)

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of (gain) loss	$2,079	$1,867	$2,090
Amortization of prior service credit	(413)	(413)	(413)

Defined Benefit Plan, Assumptions [Table Text Block]
The pension plan assumptions are shown in the table that follows:

	December 31,
	2019	2018	2017
Benefit obligations
Discount rate	3.33%	4.31%	3.43%
Rate of compensation increase	3.50%	3.50%	3.50%

Net periodic benefit cost
Discount rate	4.31%	3.43%	3.88%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	3.50%	3.50%	3.50%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The fair value of the plan assets as of December 31, 2019 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$195	$195	$0	$0
U. S. Government agencies	5,357	0	5,357	0
Fixed income mutual funds	75,720	75,720	0	0
Equity mutual funds	60,544	60,544	0	0
Total	$141,816	$136,459	$5,357	$0

The fair value of the plan assets as of December 31, 2018 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$216	$216	$0	$0
U. S. Government agencies	8,053	0	8,053	0
Fixed income mutual funds	74,453	74,453	0	0
Equity mutual funds	47,356	47,356	0	0
Total	$130,078	$122,025	$8,053	$0

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, are expected to be paid:

(Dollars in thousands)	Expected benefit payments
2020	$5,611
2021	5,210
2022	5,173
2023	5,125
2024	6,070
Thereafter	35,362